Accrued Payroll (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Payroll

Accrued payroll as of June 30, 2026 and December 31, 2025 consists of the following:

	June 30, 2026	December 31, 2025
Accrued payroll	$990,066	$542,460
Accrued payroll taxes	29,253	27,704
Total	$1,019,319	$570,164

Accrued payroll as of December 31, 2025 and 2024 consist of the following:

	December 31, 2025	December 31, 2024
Accrued payroll	$542,460	$463,274
Accrued payroll taxes	27,704	13,707
Total	$570,164	$476,981